Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Projected Payments

2017	$23,000
2018	18,000
2019	12,000
2020	10,000
2021	2,000
Total	$65,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted-		Weighted-
		average		average
		Exercise		Exercise
	2016	Price	2015	Price

Outstanding, January 1	$31,949	$25.03	$46,451	$27.90
Expired	(2,125)	40.24	(10,802)	36.93
Exercised	(500)	23.00	(2,175)	21.31
Forfeited	-	-	(1,525)	33.53

Outstanding, December 31	$29,324	$23.67	$31,949	$25.03

Exercisable, December 31	$29,324	$23.67	$31,949	$25.03

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Outstanding			Exercisable
			Contractual	Average		Average
	Exercise		Average	Exercise		Exercise
Grant Date	Price	Shares	Life	Price	Shares	Price

May 16, 2007	37.48	1,337	0.36	37.48	1,337	37.48
December 10, 2007	37.00	1,950	0.93	37.00	1,950	37.00
January 2, 2008	36.25	1,337	1.00	36.25	1,337	36.25
November 10, 2008	23.00	16,500	1.85	23.00	16,500	23.00
May 9, 2011	17.55	8,200	4.35	17.55	8,200	17.55

		29,324			29,324